Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.4%

Security	Principal Amount (000's omitted)	Value
ARES Loan Funding IX Ltd., Series 2025-ALF9A, Class E, 8.753%, (3 mo. SOFR + 5.00%), 3/31/38(1)(2)	$1,250	$ 1,232,111
ARES XXXIX CLO Ltd., Series 2016-39A, Class ER4, 10.053%, (3 mo. SOFR + 6.30%), 7/15/39(1)(2)	1,500	1,508,275
Ballyrock CLO 31 Ltd., Series 2026-31A, Class D, 8.658%, (3 mo. SOFR + 4.95%), 4/20/39(1)(2)	1,500	1,504,967
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.96%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	1,500	1,465,982
Barings CLO Ltd., Series 2026-3A, Class D2, 7.834%, (3 mo. SOFR + 4.15%), 7/20/39(1)(2)	1,000	1,001,353
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	1,500	1,504,493
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER2, 8.453%, (3 mo. SOFR + 4.70%), 10/15/38(1)(2)	1,000	999,188
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.121%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,409,355
Bryant Park Funding Ltd., Series 2026-29A, Class E, 8.562%, (3 mo. SOFR + 4.80%), 4/22/39(1)(2)	1,500	1,485,395
Canyon Capital CLO Ltd., Series 2022-1A, Class E, 10.193%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,112,671
Eldridge CLO Ltd., Series 2025-2A, Class E, 8.979%, (3 mo. SOFR + 5.25%), 1/20/39(1)(2)	1,500	1,512,778
Garnet CLO 4 Ltd., Series 2025-4A, Class E, 8.729%, (3 mo. SOFR + 5.00%), 1/20/39(1)(2)	1,500	1,505,401
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.353%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	766,212
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.71%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	1,000	972,394
Palmer Square CLO Ltd., Series 2019-1A, Class ER2, 8.656%, (3 mo. SOFR + 4.90%), 8/14/38(1)(2)	1,000	967,042
Post CLO VIII Ltd., Series 2026-1A, Class E, 9.158%, (3 mo. SOFR + 5.25%), 7/20/39(1)(2)	1,500	1,510,255
Riverbank Park CLO Ltd., Series 2024-1A, Class E, 8.61%, (3 mo. SOFR + 4.80%), 1/25/38(1)(2)	1,000	923,655
RR 25 Ltd., Series 2023-25A, Class DR2, 9.203%, (3 mo. SOFR + 5.45%), 4/15/41(1)(2)	1,500	1,505,020
RR 27 Ltd., Series 2023-27A, Class DR, 8.603%, (3 mo. SOFR + 4.85%), 10/15/40(1)(2)	1,500	1,484,961
RR 29 Ltd., Series 2024-29RA, Class DR, 9.523%, (3 mo. SOFR + 5.85%), 7/15/39(1)(2)	650	639,016
RR 42 Ltd., Series 2025-42A, Class DR, 8.853%, (3 mo. SOFR + 5.10%), 10/15/40(1)(2)	1,625	1,614,792
Security	Principal Amount (000's omitted)	Value
Silver Point CLO 17 Ltd., Series 2026-17A, Class E, 10.146%, (3 mo. SOFR + 6.43%), 4/15/39(1)(2)	$1,500	$ 1,511,154
Voya CLO Ltd., Series 2013-1A, Class DR, 10.495%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,949,686
Total Asset-Backed Securities (identified cost $30,763,859)		$ 30,086,156

Common Stocks — 1.4%

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.0%†
Luxco Co. Ltd.(3)(4)	5,503	$ 104,350
Range Red Acquisitions LLC, Class A1(3)(4)(5)	529	0
		$ 104,350
Electronics/Electrical — 0.0%†
Skillsoft Corp.(3)(4)	2,823	$ 19,422
		$ 19,422
Health Care — 0.3%
Cano Health, Inc.(3)(4)(5)	108,091	$ 0
Envision Parent, Inc.(3)(4)	49,670	901,312
		$ 901,312
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(3)(4)(5)	40,904	$ 146,027
Serta SSB Equipment Co.(3)(4)(5)	40,904	0
		$ 146,027
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	15,179	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(3)(4)(5)	12,446	$ 0
		$ 0
Pharmaceuticals — 1.0%
Mallinckrodt International Finance SA(3)(4)	30,561	$ 2,974,594
Par Health, Inc.(3)(4)	30,561	187,736
		$ 3,162,330

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	613	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(3)(4)(5)	11,172	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	46,236	$ 0
		$ 0
Total Common Stocks (identified cost $6,547,345)		$ 4,333,441

Corporate Bonds — 4.3%

Security	Principal Amount (000's omitted)	Value
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 604,403
		$ 604,403
Commercial Services — 0.3%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 483,944
Neptune Bidco U.S., Inc., 10.375%, 5/15/31(1)	430	452,141
		$ 936,085
Drugs — 0.1%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	$450	$ 449,806
		$ 449,806
Electric — 0.2%
VoltaGrid LLC, 7.375%, 11/1/30(1)	$770	$ 775,195
		$ 775,195
Entertainment — 0.3%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	$770	$ 804,202
		$ 804,202
Health Care — 0.4%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 606,187
Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Team Health Holdings, Inc., 8.375%, 6/30/28(1)	$770	$ 770,570
		$ 1,376,757
Health Care Providers & Services — 0.2%
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	$770	$ 775,324
		$ 775,324
Health Care Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 611,293
		$ 611,293
Media — 0.5%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$770	$ 801,385
Univision Communications, Inc., 9.375%, 8/1/32(1)	770	786,286
		$ 1,587,671
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	$770	$ 761,217
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(1)	770	737,143
		$ 1,498,360
Pharmaceuticals — 0.3%
1261229 BC Ltd., 10.00%, 4/15/32(1)	$770	$ 802,070
		$ 802,070
Pipelines — 0.7%
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	$770	$ 805,521
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	770	807,520
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	446	463,946
		$ 2,076,987
Software — 0.4%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	$647	$ 609,268
Cloud Software Group LLC, 9.00%, 9/30/29(1)	770	772,689
		$ 1,381,957
Total Corporate Bonds (identified cost $13,792,273)		$ 13,680,110

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 1.5%

Security	Shares	Value
Income Funds — 1.5%
Eaton Vance Floating-Rate ETF(6)	97,625	$ 4,758,243
Total Exchange-Traded Funds (identified cost $4,806,045)		$ 4,758,243

Preferred Stocks — 0.1%

Security	Shares	Value
Beverages — 0.0%
City Brewing TopCo LLC(3)(4)(5)	73,044	$ 0
		$ 0
Software and Services — 0.0%†
Blackboard LLC, Series A(3)(4)(5)	11,505	$ 75,128
		$ 75,128
Technology — 0.1%
Cohesity Global, Inc.:
Series G(3)	8,459	$ 180,460
Series G1(3)	5,844	124,673
		$ 305,133
Total Preferred Stocks (identified cost $1,149,990)		$ 380,261

Senior Floating-Rate Loans — 120.6%(7)

Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 2.3%
Air Comm Corp. LLC:
Term Loan, 6.196%, (3 mo. USD Term SOFR + 2.50%), 12/11/31	1,361	$ 1,369,136
Term Loan, 12/11/31(8)	48	47,797
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.118%, (6 mo. USD Term SOFR + 3.25%), 2/11/32	593	595,587
Kaman Corp.:
Term Loan, 5.671%, (3 mo. USD Term SOFR + 2.00%), 2/26/32	1,066	1,069,848
Term Loan, 2/26/32(8)	124	124,093
Propulsion (BC) Finco SARL, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 12/1/32	185	185,599
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense (continued)
TransDigm, Inc., Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		2,475	$ 2,485,673
VistaJet Malta Finance PLC, Term Loan, 7.475%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		1,380	1,387,819
			$ 7,265,552
Airlines — 0.6%
American Airlines, Inc., Term Loan, 5.979%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,958	$ 1,960,303
			$ 1,960,303
Apparel & Luxury Goods — 0.6%
Gloves Buyer, Inc., Term Loan, 7.409%, (1 mo. USD Term SOFR + 3.75%), 5/21/32		1,990	$ 2,000,885
			$ 2,000,885
Auto Components — 2.5%
Adient U.S. LLC, Term Loan, 5.686%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		1,589	$ 1,595,280
Autokiniton U.S. Holdings, Inc., Term Loan, 7.801%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		865	866,054
Clarios Global LP:
Term Loan, 4.998%, (1 mo. EURIBOR + 2.75%), 1/28/32	EUR	630	733,785
Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		1,707	1,714,935
DexKo Global, Inc.:
Term Loan, 7.209%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	477	546,660
Term Loan, 7.209%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	325	372,238
Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		696	674,046
RealTruck Group, Inc.:
Term Loan, 8.776%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		667	402,167
Term Loan, 9.514%, (3 mo. USD Term SOFR + 5.75%), 1/31/31		556	570,592
Term Loan, 10.026%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		686	420,004
			$ 7,895,761
Automobiles — 0.2%
MajorDrive Holdings IV LLC, Term Loan, 9.382%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		780	$ 749,433
			$ 749,433

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Beverages — 0.7%
City Brewing Co. LLC, Term Loan, 10.764%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		143	$ 717
Pegasus BidCo BV, Term Loan, 7/12/32(9)		1,000	1,003,750
Primo Brands Corp., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 3/31/31		1,274	1,283,596
			$ 2,288,063
Biotechnology — 1.2%
Alkermes, Inc., Term Loan, 5.988%, (3 mo. USD Term SOFR + 2.25%), 8/12/31		623	$ 628,375
Alltech, Inc., Term Loan, 8.051%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		1,592	1,604,293
Grifols Worldwide Operations USA, Inc., Term Loan, 6.187%, (6 mo. USD Term SOFR + 2.50%), 4/14/33		1,621	1,627,835
			$ 3,860,503
Broadline Retail — 1.0%
Peer Holding III BV:
Term Loan, 5.041%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	550	$ 643,564
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		1,100	1,106,901
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		1,305	1,311,488
			$ 3,061,953
Building Products — 0.1%
Gibraltar Industries, Inc., Term Loan, 5.889% - 5.901%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		462	$ 462,404
			$ 462,404
Capital Markets — 6.2%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		1,303	$ 1,309,906
Apex Group Treasury LLC, Term Loan, 7.261%, (3 mo. USD Term SOFR + 3.50%), 2/27/32		523	500,406
Aretec Group, Inc., Term Loan, 6.686%, (1 mo. USD Term SOFR + 3.00%), 8/9/30		789	790,794
Citco Funding LLC, Term Loan, 5.823%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		622	622,820
Edelman Financial Center LLC, Term Loan, 7.686%, (1 mo. USD Term SOFR + 4.00%), 12/1/31		2,445	2,461,293
EIG Management Co. LLC, Term Loan, 8.686%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		350	348,276
Focus Financial Partners LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		2,519	2,493,505
Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Markets (continued)
Franklin Square Holdings LP, Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	956	$ 912,503
Guggenheim Partners LLC, Term Loan, 11/26/31(9)	775	650,841
HighTower Holdings LLC, Term Loan, 6.509%, (3 mo. USD Term SOFR + 2.75%), 2/3/32	1,209	1,208,990
Jupiter Borrower, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 6/30/33	1,500	1,509,067
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 3/22/31	983	980,039
Mariner Wealth Advisors LLC , Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 12/31/30	1,799	1,806,226
NEXUS Buyer LLC, Term Loan, 7.186%, (1 mo. USD Term SOFR + 3.50%), 7/31/31	1,039	1,014,895
Orion Advisor Solutions, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 9/24/30	740	738,255
Orion U.S. Finco, Inc., Term Loan, 6.749%, (3 mo. USD Term SOFR + 3.00%), 10/8/32	698	700,488
Saphilux SARL, Term Loan, 6.61% - 6.838%, (3 mo. USD Term SOFR + 3.00%), 7/18/33	1,807	1,812,411
		$ 19,860,715
Chemicals — 3.8%
AAP Buyer, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 9/9/31	419	$ 421,503
BASF Coatings, Term Loan, 7.244%, (3 mo. USD Term SOFR + 3.50%), 6/29/33	750	755,704
Charter NEX U.S., Inc., Term Loan, 6.147%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	2,189	2,197,281
Chemours Co., Term Loan, 7.186%, (1 mo. USD Term SOFR + 3.50%), 10/15/32	995	999,975
CP Iris HoldCo I, Inc.:
Term Loan, 7.686%, (1 mo. USD Term SOFR + 4.00%), 10/27/32	800	779,855
Term Loan, 10/27/32(8)	24	22,989
Discovery Purchaser Corp., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	1,132	1,129,473
INEOS U.S. Finance LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	1,226	1,163,228
Minerals Technologies, Inc., Term Loan, 5.686%, (1 mo. USD Term SOFR + 2.00%), 11/26/31	493	493,731
Nouryon Finance BV, Term Loan, 7.144% - 7.19%, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 7/8/31	550	553,094
Olympus Water U.S. Holding Corp., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	2,120	2,124,076
SCUR-Alpha 1503 GmbH, Term Loan, 9.323%, (3 mo. USD Term SOFR + 5.50%), 3/29/30	484	421,753

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
Tronox Finance LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 4/4/29	485	$ 399,728
W.R. Grace & Co.-Conn., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/19/32	620	623,675
		$ 12,086,065
Commercial Services & Supplies — 6.0%
Albion Financing 3 SARL, Term Loan, 6.74%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	1,580	$ 1,590,613
Allied Universal Holdco LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	2,481	2,494,475
American Auto Auction Group LLC, Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 5/28/32	224	226,227
Belfor Holdings, Inc., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 11/1/30	560	563,132
EnergySolutions LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	1,222	1,224,502
Garda World Security Corp., Term Loan, 6.513%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	2,615	2,618,489
Gategroup Fin Luxembourg SA, Term Loan, 7.225%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	545	549,619
GFL Environmental, Inc.:
Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	1,669	1,676,097
Term Loan, 8/29/33(9)	850	854,429
Heritage Environmental Services, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 4/1/33	1,450	1,462,688
Heritage-Crystal Clean, Inc., Term Loan, 6.733%, (3 mo. USD Term SOFR + 3.00%), 10/17/30	1,449	1,456,507
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.243%, (1 mo. USD Term SOFR + 2.50%), 12/2/31	1,632	1,641,449
Prime Security Services Borrower LLC, Term Loan, 5.657%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	794	794,781
Reworld Holding Corp.:
Term Loan, 5.909%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	1,137	1,139,983
Term Loan, 5.909%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	185	185,711
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/24/31	692	695,034
		$ 19,173,736
Borrower/Description	Principal Amount* (000's omitted)		Value
Construction Materials — 1.1%
Quikrete Holdings, Inc.:
Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		1,254	$ 1,257,994
Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		1,257	1,260,670
Smyrna Ready Mix Concrete LLC, Term Loan, 6.686%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		992	998,670
			$ 3,517,334
Consumer Staples Distribution & Retail — 0.6%
Boots Group Bidco Ltd., Term Loan, 6.921%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		1,791	$ 1,802,194
			$ 1,802,194
Containers & Packaging — 3.1%
Altium Packaging LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		441	$ 431,078
Berlin Packaging LLC, Term Loan, 6.982% - 6.984%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		1,740	1,734,929
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.861%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		1,291	1,291,123
Pelican Products, Inc., Term Loan, 8.244%, (3 mo. USD Term SOFR + 4.25%), 12/29/28		500	495,358
Pregis TopCo Corp., Term Loan, 2/1/29(9)		1,250	1,259,687
Proampac PG Borrower LLC, Term Loan, 7.764% - 7.823%, (3 mo. USD Term SOFR + 4.00%), 3/7/33		1,900	1,897,112
Sword Purchaser LLC, Term Loan, 7.686%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		2,175	2,154,783
Trivium Packaging BV, Term Loan, 5.709%, (3 mo. EURIBOR + 3.25%), 5/28/30	EUR	525	612,353
			$ 9,876,423
Distributors — 0.6%
ADI Global Distribution Funding LLC, Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 7/1/33		300	$ 301,312
Parts Europe SA, Term Loan, 4.985%, (3 mo. EURIBOR + 2.50%), 2/6/31	EUR	1,425	1,663,484
Phillips Feed Service, Inc., Term Loan, 14.00%, (1 mo. USD Term SOFR + 10.00%), 4/13/33(5)		115	68,955
			$ 2,033,751
Diversified Consumer Services — 1.5%
Ascend Learning LLC, Term Loan, 6.685%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		1,041	$ 1,041,208

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Consumer Services (continued)
Fugue Finance BV, Term Loan, 6.017%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		1,917	$ 1,919,269
Lernen Bidco Ltd., Term Loan, 7.01%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		491	481,489
Spring Education Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		1,405	1,408,987
			$ 4,850,953
Diversified Telecommunication Services — 1.0%
Altice France SA, Term Loan, 10.628%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		917	$ 932,493
Level 3 Financing, Inc., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 3/29/32		600	603,105
Virgin Media Bristol LLC, Term Loan, 7.004%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		1,875	1,774,219
			$ 3,309,817
Electric Utilities — 0.6%
MRP Buyer LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		2,010	$ 2,020,941
			$ 2,020,941
Electrical Equipment — 1.6%
Finco Utilitas BV, Term Loan, 5.442%, (6 mo. EURIBOR + 2.95%), 9/27/30	EUR	575	$ 675,405
Kohler Energy Co. LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		2,061	2,069,901
Nvent Electric PLC, Term Loan, 6.456%, (1 mo. USD Term SOFR + 2.75%), 1/30/32		1,042	1,048,247
PMI (US) Bidco, Inc.:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/16/33		603	606,616
Term Loan, 3/16/33(8)		97	97,059
SGB-SMIT Midco GmbH, Term Loan, 5.998%, (1 mo. EURIBOR + 3.75%), 3/12/33	EUR	500	585,133
			$ 5,082,361
Electronic Equipment, Instruments & Components — 2.6%
Belden, Inc., Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 7/1/33		950	$ 955,144
Chamberlain Group, Inc., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 9/8/32		2,538	2,544,443
Coreweave Financing DDTL V LLC, Term Loan, 9/1/31(9)		450	452,063
Creation Technologies, Inc., Term Loan, 9.512%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		1,205	1,205,271
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Ingram Micro, Inc., Term Loan, 5.927%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		920	$ 925,261
Range Red Operating, Inc.:
Term Loan, 11.851%, (3 mo. USD Term SOFR + 8.00%), 4.851% Cash, 7.00% PIK, 10/1/29(5)		198	158,554
Term Loan - Second Lien, 10.751%, (3 mo. USD Term SOFR + 7.00%), 10/1/29(5)		831	568,834
Spectris PLC:
Term Loan, 5.541%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	225	263,403
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		423	425,241
Verifone Systems, Inc., Term Loan, 9.584%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		627	603,384
			$ 8,101,598
Energy Equipment & Services — 0.4%
PG Investment Co. 59 SARL, Term Loan, 5.732% - 5.982%, (3 mo. USD Term SOFR + 2.00%, 3 mo. USD Term SOFR + 2.25%), 3/26/31		1,156	$ 1,156,866
			$ 1,156,866
Engineering & Construction — 3.0%
American Residential Services LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		668	$ 671,778
Artera Services LLC, Term Loan, 8.186%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		415	350,137
Azuria Water Solutions, Inc.:
Term Loan, 6.517% - 6.561%, (3 mo. USD Term SOFR + 2.75%), 4/25/33		1,706	1,703,210
Term Loan, 4/25/33(8)		119	118,596
Brand Industrial Services, Inc., Term Loan, 8/1/30(9)		497	401,929
Construction Partners, Inc., Term Loan, 5.686%, (1 mo. USD Term SOFR + 2.00%), 11/3/31		668	670,590
Crown Subsea Communications Holding, Inc., Term Loan, 6.686%, (1 mo. USD Term SOFR + 3.00%), 1/30/31		1,300	1,308,736
Green Infrastructure Partners, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		848	851,322
New Arclin U.S. Holding Corp., Term Loan, 8.206%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		475	462,037
Northstar Group Services, Inc., Term Loan, 8.573%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		2,109	2,123,245
Trilon Group LLC:
Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.50%), 6/13/33		901	901,808

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Trilon Group LLC: (continued)
Term Loan, 6/13/33(8)		49	$ 49,384
			$ 9,612,772
Entertainment — 4.1%
City Football Group Ltd., Term Loan, 6.801%, (1 mo. USD Term SOFR + 3.00%), 7/22/30		958	$ 958,549
Creative Artists Agency LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		1,538	1,543,215
Discovery Global Holdings, Inc., Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 6/3/33		3,874	3,886,263
EOC Borrower LLC, Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		2,970	2,989,676
MotoGP Sports Entertainment Group SL, Term Loan, 4.871%, (6 mo. EURIBOR + 2.25%), 8/18/32	EUR	200	233,326
Oak-Eagle AcquireCo, Inc., Term Loan, 7.251%, (3 mo. USD Term SOFR + 3.50%), 8/4/33		1,550	1,567,438
Pretzel Parent, Inc., Term Loan, 8.186%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		749	735,092
Varsity Brands, Inc., Term Loan, 6.484%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		1,028	1,029,708
			$ 12,943,267
Financial Services — 1.5%
CPI Holdco B LLC, Term Loan, 5.686%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		1,130	$ 1,130,016
NCR Atleos LLC, Term Loan, 6.668%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		562	562,376
Nuvei Corp., Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		494	484,031
Planet U.S. Buyer LLC, Term Loan, 6.688% - 6.767%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 2/7/31		1,152	1,161,167
Synechron, Inc., Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		1,013	971,505
TMF Group Holding BV, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 5/30/33		366	368,450
			$ 4,677,545
Food Products — 1.8%
Chef's Warehouse Leasing Co. LLC (The), Term Loan, 8/12/33(9)		325	$ 327,540
CHG PPC Parent LLC, Term Loan, 6.801%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		383	385,543
Del Monte Foods, Inc.:
Term Loan, 0.00%, 6/30/26(5)(10)		406	246,722
Term Loan, 0.00%, 8/2/28(5)(10)		125	0
Borrower/Description	Principal Amount* (000's omitted)	Value
Food Products (continued)
Del Monte Foods, Inc.: (continued)
Term Loan, 0.00%, 8/2/28(5)(10)	111	$ 67,226
Term Loan - Second Lien, 0.00%, 8/2/28(5)(10)	880	0
Froneri Lux Finco SARL, Term Loan, 6.454%, (6 mo. USD Term SOFR + 2.50%), 9/30/32	796	793,799
Golden State Food LLC, Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 12/4/31	847	850,282
Newly Weds Foods, Inc., Term Loan, 5.938%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	1,114	1,111,428
Nomad Foods Europe Midco Ltd., Term Loan, 6.158%, (6 mo. USD Term SOFR + 2.50%), 10/29/32	490	486,109
PFI Lower Midco LLC, Term Loan, 7.686%, (1 mo. USD Term SOFR + 4.00%), 12/1/32	622	625,954
Treehouse Foods, Inc., Term Loan, 7.436%, (1 mo. USD Term SOFR + 3.75%), 2/11/33	950	954,536
		$ 5,849,139
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc.:
Term Loan, 6.596% - 6.617%, (6 mo. USD Term SOFR + 2.75%), 6/24/32	842	$ 846,525
Term Loan, 6/24/32(9)	200	201,188
		$ 1,047,713
Health Care Equipment & Supplies — 1.5%
Bausch & Lomb Corp., Term Loan, 7.436%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	2,051	$ 2,066,582
Hologic, Inc., Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33	1,250	1,233,544
Journey Personal Care Corp., Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 3/1/28	1,000	1,000,119
Paradigm Parent LLC, Term Loan, 4/16/32(9)	200	184,167
QuidelOrtho Corp., Term Loan, 8/21/30(9)	325	312,000
		$ 4,796,412
Health Care Providers & Services — 7.5%
AEA International Holdings (Lux) SARL, Term Loan, 6.843%, (3 mo. USD Term SOFR + 3.00%), 7/29/33	684	$ 687,396
Cano Health LLC:
Term Loan, 11.509% - 11.865%, (3 mo. USD Term SOFR + 8.00%, 6 mo. USD Term SOFR + 8.00%), 6/28/29(5)(8)	146	145,575
Term Loan, 13.732%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(5)	582	0
CNT Holdings I Corp., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 11/8/32	1,525	1,532,279

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Ensemble RCM LLC, Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/9/33	1,075	$ 1,076,682
ExamWorks BidCo, Inc., Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 2/6/33	950	955,289
Global Medical Response, Inc., Term Loan, 6.909%, (1 mo. USD Term SOFR + 3.25%), 10/1/32	1,416	1,423,992
Hanger, Inc.:
Term Loan, 7.186%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	1,072	1,079,904
Term Loan, 7.186%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)	139	140,033
Heartland Dental LLC, Term Loan, 7.186%, (1 mo. USD Term SOFR + 3.50%), 8/25/32	1,114	1,118,935
Mckesson Medical-Surgical Top Holdings, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/9/32	1,275	1,281,381
MDVIP, Inc., Term Loan, 6.438%, (1 mo. USD Term SOFR + 2.75%), 10/14/31	868	870,363
Medical Solutions Holdings, Inc.:
Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.50%), 11/1/30	1,037	127,045
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30	445	316,755
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30	1,295	731,844
Midwest Physician Administrative Services LLC, Term Loan, 8.186%, (1 mo. USD Term SOFR + 4.50%), 3/12/31	650	640,029
National Mentor Holdings, Inc., Term Loan, 9.686%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	1,181	1,195,773
Pacific Dental Services LLC, Term Loan, 5.909%, (1 mo. USD Term SOFR + 2.25%), 3/15/31	1,151	1,154,408
Phoenix Guarantor, Inc., Term Loan, 5.686%, (1 mo. USD Term SOFR + 2.00%), 2/21/31	1,406	1,409,684
Radiology Partners, Inc., Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 6/30/32	1,020	1,014,900
Radnet Management, Inc., Term Loan, 5.764%, (3 mo. USD Term SOFR + 2.00%), 4/18/31	885	886,850
Raven Acquisition Holdings LLC:
Term Loan, 6.686%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	1,383	1,382,182
Term Loan, 11/19/31(8)	100	99,977
Select Medical Corp.:
Term Loan, 6.406%, (1 mo. USD Term SOFR + 2.72%), 12/3/31	887	891,673
Term Loan, 6.686%, (1 mo. USD Term SOFR + 3.00%), 12/3/31	875	881,563
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Surgery Center Holdings, Inc., Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 12/19/30		2,197	$ 2,206,585
U.S. Anesthesia Partners, Inc., Term Loan, 7.82%, (1 mo. USD Term SOFR + 4.00%), 10/2/28		689	693,713
			$ 23,944,810
Health Care Technology — 2.6%
athenahealth Group, Inc., Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 2/16/32		2,232	$ 2,234,415
Cotiviti Corp., Term Loan - Second Lien, 6.456%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,475	2,362,598
Imprivata, Inc., Term Loan, 7.484%, (3 mo. USD Term SOFR + 3.75%), 11/30/29		350	353,750
PointClickCare Technologies, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		1,536	1,531,564
Project Ruby Ultimate Parent Corp., Term Loan, 6.551%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		1,687	1,691,551
			$ 8,173,878
Hotels, Restaurants & Leisure — 4.7%
Arcis Golf LLC, Term Loan, 6.259%, (3 mo. USD Term SOFR + 2.50%), 8/5/33		275	$ 276,375
Betclic Everest Group:
Term Loan, 4.975%, (3 mo. EURIBOR + 2.50%), 12/10/31	EUR	425	495,305
Term Loan, 5.475%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	425	495,749
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/10/31		350	351,677
Caesars Entertainment, Inc., Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		1,202	1,161,613
Delivery Hero SE, Term Loan, 8.738%, (3 mo. USD Term SOFR + 5.00%), 12/12/29(11)		1,469	1,488,233
Fertitta Entertainment LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		1,311	1,315,481
Gaia Purchaser, Inc., Term Loan, 6/25/33(9)		1,775	1,789,431
Herschend Entertainment Co. LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 5/27/32		371	373,134
Horizon U.S. Finco LP, Term Loan, 8.593%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		1,035	1,004,811
Ontario Gaming GTA LP, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		1,393	1,352,794
Pioneer Opco LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 5/16/33		750	756,446
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.686%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		739	735,642

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Turquoise Topco Ltd., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		1,022	$ 1,020,520
Voyager Parent LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		2,233	2,241,807
			$ 14,859,018
Household Durables — 0.6%
Libbey Glass, Inc., Term Loan, 10.488%, (3 mo. USD Term SOFR + 6.50%), 11/22/27(5)		671	$ 439,022
PHRG Intermediate LLC, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		916	916,464
Serta Simmons Bedding LLC:
Term Loan, 11.347%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		1	1,388
Term Loan, 11.348%, (3 mo. USD Term SOFR + 7.50%), 6/29/28(5)		167	150,710
Somnigroup International, Inc., Term Loan, 5.65%, (1 mo. USD Term SOFR + 2.00%), 10/24/31		511	515,036
			$ 2,022,620
Independent Power and Renewable Electricity Producers — 0.7%
Cogentrix Finance Holdco I LLC, Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		1,216	$ 1,218,788
Invenergy Thermal Operating I LLC:
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		926	932,457
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		61	61,683
			$ 2,212,928
Insurance — 3.2%
Acrisure LLC, Term Loan, 6.686%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		2,418	$ 2,063,089
Alera Group, Inc., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		1,462	1,433,585
Alliant Holdings Intermediate LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		879	878,062
Broadstreet Partners, Inc., Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		1,625	1,603,203
Siaci Saint Honore, Term Loan, 5.291%, (1 mo. EURIBOR + 3.00%), 7/26/32	EUR	1,025	1,189,380
Trucordia Insurance Holdings LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/17/32		1,554	1,336,835
Truist Insurance Holdings LLC:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		483	476,387
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance (continued)
Truist Insurance Holdings LLC: (continued)
Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		263	$ 253,563
USI, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		980	981,709
			$ 10,215,813
Interactive Media & Services — 1.5%
Aragorn Parent Corp., Term Loan, 7.186%, (1 mo. USD Term SOFR + 3.50%), 12/16/30		1,419	$ 1,430,510
Arches Buyer, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 4.25%), 8/4/31		1,929	1,910,886
Foundational Education Group, Inc., Term Loan, 8.334%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		1,409	1,311,486
			$ 4,652,882
IT Services — 3.7%
Ahead DB Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/3/31		748	$ 747,735
Asurion LLC:
Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		2,328	2,235,818
Term Loan - Second Lien, 9.334%, (3 mo. USD Term SOFR + 5.25%), 1/20/29		559	561,192
Aurora Lux Finco SARL, Term Loan, 8.982%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		597	514,912
Gainwell Acquisition Corp., Term Loan, 8.223%, (3 mo. USD Term SOFR + 4.50%), 8/13/31		1,661	1,671,426
Newfold Digital Holdings Group, Inc., Term Loan, 7.247%, (1 mo. USD Term SOFR + 3.50%), 4/30/29		445	364,834
Nielsen Consumer, Inc.:
Term Loan, 4.998%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	300	349,873
Term Loan, 5.935%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		540	538,661
Peraton Corp., Term Loan, 2/1/28(9)		900	857,439
Plano HoldCo, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		543	442,986
Sedgwick Claims Management Services, Inc., Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		2,184	2,186,948
Trio Bidco, Inc.:
Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		384	383,624
Term Loan, 10/29/32(8)		40	40,483

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services (continued)
Virtusa Corp., Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		750	$ 730,875
			$ 11,626,806
Leisure Products — 0.5%
Recess Holdings, Inc., Term Loan, 7.56%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		1,520	$ 1,522,412
			$ 1,522,412
Life Sciences Tools & Services — 1.9%
Loire Finco Luxembourg SARL:
Term Loan, 5.998%, (1 mo. EURIBOR + 3.75%), 1/21/30	EUR	870	$ 1,023,286
Term Loan, 7.685%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		354	356,137
Parexel International Corp., Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 12/12/31		1,489	1,496,663
Sotera Health Holdings LLC, Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 5/30/31		1,887	1,897,448
Star Parent, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 9/27/30		1,130	1,138,386
			$ 5,911,920
Machinery — 7.1%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/31/31		629	$ 635,740
AI Aqua Merger Sub, Inc., Term Loan, 6.206%, (1 mo. USD Term SOFR + 2.50%), 7/5/33		1,670	1,677,898
Apex Tool Group LLC, Term Loan, 9.686%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		70	25,552
Astro Acquisition LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/30/32		623	627,141
Bettcher Industries, Inc., Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 4/15/33		450	453,825
BG MS U.S. Holding LLC, Term Loan, 8.482%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		823	826,538
Cleanova U.S. Holdings LLC, Term Loan, 8.414%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		844	842,594
Columbus McKinnon Corp., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		726	730,519
Conair Holdings LLC, Term Loan, 7.551%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		1,302	1,169,141
Cube Industrials Buyer, Inc., Term Loan, 6.741%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		865	868,937
EMRLD Borrower LP:
Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 5/31/30		716	719,141
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
EMRLD Borrower LP: (continued)
Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		958	$ 961,776
Engineered Machinery Holdings, Inc., Term Loan, 6.491%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		3,430	3,448,869
Form Technologies LLC, Term Loan, 9.484%, (3 mo. USD Term SOFR + 5.75%), 7/19/30		750	740,062
Icebox Holdco III, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		884	890,207
Jennmar Inter III LLC, Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 12/16/30		955	959,409
LSF12 Helix Parent LLC, Term Loan, 7.186%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		1,550	1,550,643
Resilience Parent LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/28/33		1,600	1,601,672
TK Elevator Midco GmbH:
Term Loan, 5.678%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	1,375	1,609,724
Term Loan, 6.704%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		2,055	2,067,538
			$ 22,406,926
Marine Transportation — 0.1%
Boluda Towage SL, Term Loan, 6.248%, (3 mo. USD Term SOFR + 2.50%), 6/30/33		150	$ 150,654
			$ 150,654
Media — 1.4%
ABG Intermediate Holdings 2 LLC:
Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 12/21/28		719	$ 721,905
Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		593	594,245
Charter Communications Operating LLC, Term Loan, 5.975%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		542	533,746
Emerald Expositions Holding, Inc.:
Term Loan, 7/14/33(9)		408	409,616
Term Loan, 7/14/33(9)		42	42,447
Fleet U.S. Bidco, Inc., Term Loan, 6.479%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		773	777,334
Gray Television, Inc., Term Loan, 6.82%, (1 mo. USD Term SOFR + 3.00%), 12/1/28		440	442,592

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
Nexstar Media, Inc., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 3/18/33	849	$ 852,403
WH Borrower LLC, Term Loan, 8.233%, (3 mo. USD Term SOFR + 4.50%), 2/20/32	150	150,620
		$ 4,524,908
Metals/Mining — 0.3%
Arsenal AIC Parent LLC, Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	878	$ 883,182
		$ 883,182
Oil, Gas & Consumable Fuels — 2.6%
Freeport LNG Investments LLLP, Term Loan, 6.979%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	2,120	$ 2,134,472
GIP Pilot Acquisition Partners LP, Term Loan, 5.723%, (3 mo. USD Term SOFR + 2.00%), 5/19/33	546	548,403
Matador Bidco SARL, Term Loan, 8.036%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	2,481	2,497,080
Natgasoline LLC, Term Loan, 9.186%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	484	491,035
Oxbow Carbon LLC, Term Loan, 7.186%, (1 mo. USD Term SOFR + 3.50%), 5/10/30	504	509,508
UGI Energy Services LLC, Term Loan, 5.686%, (1 mo. USD Term SOFR + 2.00%), 2/22/30	811	812,611
Venture Global Calcasieu Pass LLC, Term Loan, 6.954%, (6 mo. USD Term SOFR + 3.25%), 4/11/33	1,200	1,209,834
		$ 8,202,943
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/14/31	489	$ 473,477
		$ 473,477
Pharmaceuticals — 1.6%
Amneal Pharmaceuticals LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 8/1/32	1,811	$ 1,821,253
Bausch Health Cos., Inc., Term Loan, 9.936%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	792	789,454
Ceva Sante Animale, Term Loan, 6.488%, (3 mo. USD Term SOFR + 2.75%), 11/12/30	391	394,345
Jazz Financing Lux SARL, Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 5/5/28	1,528	1,534,583
Padagis LLC, Term Loan, 8.742%, (3 mo. USD Term SOFR + 4.75%), 7/6/28	455	446,126
		$ 4,985,761
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services — 5.4%
AAL Delaware Holdco, Inc., Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 7/30/31		1,360	$ 1,368,060
Amspec Parent LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 12/22/31		1,114	1,121,461
APFS Staffing Holdings, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		219	198,496
Citrin Cooperman Advisors LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		1,290	1,274,122
CohnReznick LLP:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		869	859,910
Term Loan, 3/31/32(8)		50	49,919
CoreLogic, Inc., Term Loan, 7.936%, (1 mo. USD Term SOFR + 4.25%), 7/25/31		1,000	982,185
EAB Global, Inc., Term Loan, 6.686%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		1,265	1,125,870
First Advantage Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		445	446,022
Galaxy Bidco Ltd., Term Loan, 6.242%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	625	733,617
Grant Thornton Advisors LLC, Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		1,516	1,450,466
Heron Bidco, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		750	755,437
Highspring Holdings LLC, Term Loan, 8.882%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		898	816,582
iSolved, Inc., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		563	549,900
Mermaid Bidco, Inc., Term Loan, 7.009%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		1,379	1,359,135
Neptune Bidco U.S., Inc., Term Loan, 8.863%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		2,198	2,196,657
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.225%, (3 mo. EURIBOR + 2.75%), 7/15/32	EUR	1,525	1,775,942
Turbo EMEA Holdings BV, Term Loan, 5.533%, (1 mo. EURIBOR + 3.25%), 9/23/32	EUR	200	228,704
			$ 17,292,485
Real Estate Management & Development — 1.1%
CyrusOne Holdco LLC, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 7/8/33		650	$ 634,293
Greystar Real Estate Partners LLC, Term Loan, 5.917%, (3 mo. USD Term SOFR + 2.25%), 8/21/30		1,716	1,722,349
Metropolis Technologies, Inc., Term Loan, 9.014%, (3 mo. USD Term SOFR + 5.25%), 11/3/32		1,045	1,032,344
			$ 3,388,986

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Road & Rail — 0.9%
First Student Bidco, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/15/30	1,499	$ 1,502,212
Hertz Corp., Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 6/30/28	707	393,641
Kenan Advantage Group, Inc., Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	1,013	1,015,324
		$ 2,911,177
Software — 14.5%
Applied Systems, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 2/24/31	1,382	$ 1,363,490
Bending Spoons U.S., Inc., Term Loan, 9.276%, (1 mo. USD Term SOFR + 5.63%), 3/7/31	449	453,277
Boxer Parent Co., Inc., Term Loan, 6.514%, (3 mo. USD Term SOFR + 2.75%), 7/30/31	2,027	1,926,049
Calabrio, Inc., Term Loan, 7.686%, (1 mo. USD Term SOFR + 4.00%), 11/26/32	998	766,294
Cloud Software Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/21/31	2,475	2,372,906
Cloudera, Inc.:
Term Loan, 7.536%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	2,078	1,913,198
Term Loan - Second Lien, 9.786%, (1 mo. USD Term SOFR + 6.00%), 10/8/29	650	468,361
Clover Holdings 2 LLC, Term Loan, 7.389%, (1 mo. USD Term SOFR + 3.75%), 12/9/31	1,396	1,377,850
Constant Contact, Inc., Term Loan, 8.015%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	784	763,306
Cvent, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 6/17/30	997	987,583
Cyberswift U.S. Finco LLC, Term Loan, 10/8/32(9)	785	787,457
Dayforce, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/4/33	2,000	1,935,450
Delta TopCo, Inc., Term Loan, 11/30/29(9)	1,200	1,174,032
Drake Software LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	485	467,939
ECI Macola Max Holding LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	1,495	1,468,213
Epicor Software Corp., Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	2,635	2,582,242
Finastra USA, Inc., Term Loan, 7.746%, (6 mo. USD Term SOFR + 4.00%), 9/15/32	499	483,994
IGT Holding IV AB, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 9/1/31	500	500,625
Marcel LUX IV SARL, Term Loan, 6.64%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	1,669	1,659,980
McAfee LLC, Term Loan, 6.686%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	2,413	2,291,013
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
MIS Acquisition LLC, Term Loan, 8.251%, (3 mo. USD Term SOFR + 4.50%), 4/22/31	1,050	$ 1,008,877
Modena Buyer LLC, Term Loan, 7/1/31(9)	75	72,375
N-Able International Holdings II LLC, Term Loan, 6.514%, (3 mo. USD Term SOFR + 2.75%), 11/26/32	199	191,040
OceanKey (U.S.) II Corp., Term Loan, 7.286%, (1 mo. USD Term SOFR + 3.50%), 12/15/28	1,437	1,396,803
OID-OL Intermediate I LLC, Term Loan, 9.823%, (3 mo. USD Term SOFR + 6.00%), 2/1/29	390	377,815
Project Alpha Intermediate Holding, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	2,105	1,536,761
Project Boost Purchaser LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 7/16/31	1,405	1,388,362
Proofpoint, Inc., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	1,074	1,074,257
Quartz Acquireco LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/28/30	1,462	1,283,635
RealPage, Inc.:
Term Loan, 6.994%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	1,385	1,366,615
Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 4/24/28	395	390,434
Rocket Software, Inc., Term Loan, 7.436%, (1 mo. USD Term SOFR + 3.75%), 11/28/28	742	736,132
Sabre GLBL, Inc.:
Term Loan, 9.786%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	1,177	1,118,592
Term Loan, 9.786%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	536	507,768
Term Loan, 10.036%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	228	217,202
Term Loan, 10.036%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	327	311,033
SkillSoft Corp., Term Loan, 9.051%, (1 mo. USD Term SOFR + 5.25%), 7/14/28	1,448	732,233
SolarWinds Holdings, Inc., Term Loan, 7.671%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	1,960	1,659,299
UKG, Inc., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 2/10/31	3,808	3,708,048
Vision Solutions, Inc., Term Loan, 8.084%, (3 mo. USD Term SOFR + 4.00%), 4/24/28	1,709	1,395,806
		$ 46,216,346
Specialty Retail — 2.3%
Apro LLC, Term Loan, 7.392%, (1 mo. USD Term SOFR + 3.75%), 7/9/31	565	$ 568,689
Carvana Co., Term Loan, 8/15/33(9)	225	224,251

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
CD&R Firefly Bidco Ltd., Term Loan, 8.231%, (1 day GBP SONIA + 4.50%), 7/3/31	GBP	300	$ 409,756
Great Outdoors Group LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		2,790	2,807,918
Harbor Freight Tools USA, Inc., Term Loan, 5.936%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		2,078	2,085,883
Les Schwab Tire Centers, Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 4/23/31		3	2,590
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28		873	873,371
Speedster Bidco GmbH, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		467	463,026
			$ 7,435,484
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure Holdings LLC, Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 1/14/33		870	$ 870,000
			$ 870,000
Trading Companies & Distributors — 3.9%
BCPE Empire Holdings, Inc., Term Loan, 7.186%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		1,072	$ 1,060,919
CD&R Hydra Buyer, Inc., Term Loan, 7.786%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		1,301	1,308,601
DXP Enterprises, Inc., Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		1,177	1,186,615
Fluid-Flow Products, Inc., Term Loan, 3/4/33(9)		500	502,540
Park River Holdings, Inc., Term Loan, 8.225%, (3 mo. USD Term SOFR + 4.50%), 3/15/31		300	301,285
Quimper AB, Term Loan, 5.292%, (3 mo. EURIBOR + 2.98%), 3/31/30	EUR	725	845,496
Ramudden Global Group GmbH, Term Loan, 5.498%, (1 mo. EURIBOR + 3.25%), 5/20/33	EUR	2,025	2,370,143
Spin Holdco, Inc.:
Term Loan, 9.182%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		489	505,061
Term Loan - Second Lien, 8.014%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		1,006	708,126
White Cap Buyer LLC, Term Loan, 6.936%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		2,587	2,590,557
Windsor Holdings III LLC, Term Loan, 6.436%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		1,143	1,150,113
			$ 12,529,456
Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure — 1.5%
Brown Group Holding LLC, Term Loan, 5.936% - 6.073%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 7/1/31	1,986	$ 1,996,315
Carrix, Inc.:
Term Loan, 5.81%, (3 mo. USD Term SOFR + 2.00%), 7/27/33	1,063	1,063,169
Term Loan, 7/27/33(8)	213	212,634
KKR Apple Bidco LLC, Term Loan, 6.186%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	1,479	1,486,553
		$ 4,758,671
Total Senior Floating-Rate Loans (identified cost $389,412,943)		$ 383,518,002

Warrants — 0.0%

Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(5)	3,412	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.7%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.58%(12)	8,401,841	$ 8,401,841
Total Short-Term Investments (identified cost $8,401,841)		$ 8,401,841
Total Investments — 140.0% (identified cost $454,874,296)		$ 445,158,054
Less Unfunded Loan Commitments — (0.3)%		$ (920,938)
Net Investments — 139.7% (identified cost $453,953,358)		$ 444,237,116
Notes Payable — (39.3)%		$(125,000,000)
Other Assets, Less Liabilities — (0.4)%		$ (1,202,065)
Net Assets — 100.0%		$ 318,035,051

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $43,766,266 or 13.8% of the Trust's net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2026.
(3)	Non-income producing security.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(6)	Affiliated fund.
(7)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(8)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At August 31, 2026, the total value of unfunded loan commitments is
$893,927.

(9)	This Senior Loan will settle after August 31, 2026, at which time the interest rate will be determined.
(10)
Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(11)	When-issued security.
(12)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,384,014	EUR	9,015,019	Standard Chartered Bank	9/2/26	$ —	$(87,377)
GBP	500,000	USD	659,788	Standard Chartered Bank	9/30/26	17,733	—
USD	5,885,545	EUR	5,151,149	State Street Bank and Trust Company	9/30/26	—	(104,291)
USD	10,483,905	EUR	9,015,019	Standard Chartered Bank	10/2/26	290	—
EUR	4,750,000	USD	5,493,666	State Street Bank and Trust Company	10/30/26	36,124	—
USD	7,848,440	EUR	6,740,716	State Street Bank and Trust Company	11/30/26	—	(8,222)
USD	1,593,304	GBP	1,169,369	State Street Bank and Trust Company	11/30/26	8,600	—
						$62,747	$(199,890)

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At August 31, 2026, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At August 31, 2026, the value of the Trust's investment in affiliated funds and funds that may be deemed to be affiliated was $13,160,084, which represents 4.1% of the Trust's net assets. Transactions in such investments by the Trust for the fiscal year to date ended August 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ 4,753,849	$ —	$ —	$ —	$4,394	$ 4,758,243	$76,973	97,625
Short-Term Investments
Liquidity Fund, Institutional Class(1)	15,525,301	54,608,536	(61,731,996)	—	—	8,401,841	76,215	8,401,841
Total				$ —	$4,394	$13,160,084	$153,188

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2026, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$30,086,156	$ —	$30,086,156
Common Stocks	19,422	4,167,992	146,027	4,333,441
Corporate Bonds	—	13,680,110	—	13,680,110
Exchange-Traded Funds	4,758,243	—	—	4,758,243
Preferred Stocks	—	305,133	75,128	380,261

Eaton Vance
Floating-Rate Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$ —	$380,751,466	$1,845,598	$382,597,064
Warrants	—	—	0	0
Short-Term Investments	8,401,841	—	—	8,401,841
Total Investments	$13,179,506	$428,990,857	$2,066,753	$444,237,116
Forward Foreign Currency Exchange Contracts	$ —	$62,747	$ —	$62,747
Total	$13,179,506	$429,053,604	$2,066,753	$444,299,863
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(199,890)	$ —	$(199,890)
Total	$ —	$(199,890)	$ —	$(199,890)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2026 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.